Description of business - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Description Of Business [Abstract]
Shareholders' deficiency	$ 2,083,970
Comprehensive income (loss)	1,911,242
Working capital deficiency	21,746,851
Cash and cash equivalents	$ 28,689,757	$ 1,760,219	$ 814,492	$ 10,320,183	$ 23,610,440	$ 11,471,243